Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Table Text Block Supplement [Abstract]
Schedule of Income Taxes
Income taxes consisted of the following for the periods presented (in thousands):

	Year Ended December 31,
	2025	2024	2023
Current:
Federal	$—	$—	$—
State	3	1	9

Total	3	1	9

Deferred:
Federal	—	—	—
State	—	—	—

Total	—	—	—

Income taxes	$3	$1	$9

Schedule of effective income tax rate reconciliation
The U.S. federal statutory rate is reconciled to the Company’s effective income tax rate for the year ended December 31, 2025 after the adoption of ASU
2023-09
as follows (in thousands):

	Year Ended December 31, 2025
	Amount	Percent
Federal statutory rate, benefit	$(122,960)	21.0%
State income taxes, net of benefit	(14,600)	2.5%
R&D credits	(5,119)	0.9%
Nontaxable or nondeductible items
Stock-based compensation	110,014	(18.8)%
Change in unrecognized tax benefits	1,035	(0.2)%
Other	1,626	(0.3)%
Change in valuation allowance	30,007	(5.1)%

Effective tax rate	$3	—%

The following table presents the Company’s effective income tax rate reconciliation for the years ended December 31, 2024 and 2023, in accordance with the guidance prior to the adoption of ASU
2023-09
(in thousands):

	Year Ended December 31,
	2024	2023
Federal statutory rate, benefit	$(14,586)	$(11,958)
State income taxes, net of benefit	(5,318)	(4,881)
Nondeductible expenses	35	153
Stock-based compensation	2,566	1,618
Change in valuation allowance	20,366	18,099
R&D credits	(3,084)	(3,022)
Other	22	—

Income taxes	$1	$9

Schedule of net deferred tax assets
Deferred Income Taxes
The components of net deferred tax assets were as follows for the periods presented (in thousands):

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$76,818	$47,448
Accrued expenses and other current liabilities	1,426	1,666
Charitable contributions	19	22
Depreciation and amortization	886	930
Stock-based compensation	1,785	233
Operating lease liabilities	1,292	2,136
Capitalized research and development expense	8,687	12,920
Section 195 capitalization	262	369
Research and development credits	15,804	12,076

Total deferred tax assets	106,979	77,800
Less: valuation allowance	(105,744)	(75,737)

Total deferred tax assets, net of valuation allowance	1,235	2,063

Deferred tax liabilities:
Operating lease right-of-use assets	(1,236)	(2,064)
Other	1	1

Total deferred tax liabilities	(1,235)	(2,063)

Net deferred tax assets	$—	$—

Schedule of tax credit carryforwards
Available Carryforwards
As of December 31, 2025, NOLs and tax credit carryforwards were as follows (in millions):

	Amount	Expiration Years
NOLs, federal	$288.7	Indefinite
NOLs, state	180.9	2039
Research and development tax credits, federal	11.8	2039
Research and development tax credits, state	8.2	Indefinite

Schedule of unrecognized tax benefits
Uncertain Tax Positions
A reconciliation of the beginning and ending balance of total gross unrecognized tax benefits was as follows for the periods presented (in thousands):

	December 31,
	2025	2024
Beginning balance of unrecognized tax benefits	$3,269	$2,441
Gross increases based on tax positions related to current year	1,035	795
Gross increases (decrease) based on tax positions related to prior years	(103)	33

Ending balance of unrecognized tax benefits	$4,201	$3,269